Sales Revenue (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Income from operating leases	€ 75	€ 72	€ 94
Income from finance leases	91	€ 126	€ 240
Maruho Co., Ltd [Member] | License Agreement [Member]
Statement Line Items [Line Items]
Down payment received for license agreement	€ 6,000